Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2022	31 December 2021
Property, plant and equipment owned	24 245	24 459
Property, plant and equipment leased (right-of-use assets)	2 426	2 219

Total property, plant and equipment	26 671	26 678

	31 December 2022				31 December 2021
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 374	35 906	2 462	50 742	48 993

Effect of movements in foreign exchange	(208)	(729)	(46)	(983)	(1 616)
Acquisitions	27	1 340	2 912	4 279	4 739
Acquisitions through business combinations	—	—	—	—	2
Disposals through sale and derecognition	(154)	(1 667)	(1)	(1 822)	(1 301)
Disposals through the sale of subsidiaries	(1)	(12)	—	(13)	(51)
Transfer (to)/from other asset categories and other movements¹	554	2 634	(3 122)	66	(23)

Balance at end of the period	12 591	37 473	2 205	52 269	50 742

Depreciation and impairment losses
Balance at end of previous year	(4 292)	(21 992)	—	(26 284)	(24 802)

Effect of movements in foreign exchange	82	425	—	507	813
Depreciation	(423)	(3 106)	—	(3 530)	(3 384)
Disposals through sale and derecognition	66	1 565	—	1 631	1 168
Disposals through the sale of subsidiaries	—	8	—	8	46
Impairment losses	(3)	(168)	—	(172)	(182)
Transfer to/(from) other asset categories and other movements 1	(14)	(172)	—	(186)	57

Balance at end of the period	(4 584)	(23 440)	—	(28 024)	(26 284)

Carrying amount
at 31 December 2021	8 082	13 915	2 462	24 459	24 459

at 31 December 2022	8 007	14 033	2 205	24 245	—

As at 2022 and 2021 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 538m US dollar as at 31 December 2022 compared to 449m US dollar as at 31 December 2021.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 4 838m US dollar in 2022 compared to

5 498m US dollar for the same period last year. Out of the total 2022 capital expenditures approximately 36% was used to improve the company’s production facilities while 45% was used for logistics and commercial investments and 20% for improving administrative capabilities and for the purchase of hardware and software.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2022
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 640	786	2 426
Depreciation for the period ended 31 December	(398)	(230)	(628)

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)
Additions

to
right-of-use
assets in
2022
were
885
m US dollar
(2021
:
674
m US dollar).
Following
 the sale of Dutch and Belgian pub real estate to Cofinimmo in
October 2007
, AB InBev entered into lease agreements with a term of
27 years
. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five
to
ten years
. Lease payments are increased annually to reflect market rentals, if applicable.
None
of the leases include contingent rentals.
The compan
y leases out pub real estate for an average outstanding period of
6
to
8 years
and part of its own property under operating leases. In
2022
,
108
m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use
assets
(2021
:
112
m US dollar;
2020
:
107
m US dollar). As at
31

December 2022
, the undiscounted lease payments of the
non-cancelable
lease payments are expected to be received as follows:
92
m US dollar in the next
12
months,
253
m US dollar in the years
2
through
5
and
53
m US dollar after
5
years.
The expense

related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.